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                                UNITED STATES

                     SECURITIES AND EXCHANGE COMMISSION

                           Washington, D.C. 20549

                                  FORM 13F

                             FORM l3F COVERPAGE

Report for the Calendar Year or Quarter Ended:   3/31/04
                                                 -------

Check here if Amendment [ ]; Amendment Number:
                                                 -------

     This Amendment (Check only one.): [ ] is a restatement.

                                       [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  Income Research & Management, Inc.
       ----------------------------------

Address:  Two International Place
          --------------------------
          23rd floor
          --------------------------
          Boston, MA 02110-4106
          --------------------------

Form l3F File Number: 28-10329
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:



Name:  Christina Gaughran
       --------------------------
Title: Assistant Vice President
       --------------------------
Phone: (617) 330-9333
       --------------------------



Signature, Place, and Date of Signing:

Christina Gaughran             Boston, MA                5/2/2004
------------------             -------------             --------
   [Signature]                 [City, State]             [Date]

Report Type (Check only one.):

[X] l3F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] l3F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] l3F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




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                            FORM 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:      0
                                   ----------

Form 13F Information Table Entry Total:     59
                                        ----------

Form 13F Information Table Value Total:     452,676
                                         --------------
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form l3F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None




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
                                                                                                                      COLUMN 8
COLUMN 1                   COLUMN 2         COLUMN 3   COLUMN 4    COLUMN 5                  COLUMN 6    COLUMN 7 VOTING AUTHORITY
NAME OF ISSUER             TITLE OF CLASS     CUSIP     MARKET      SHRS OR    SH/   PUT/   INVESTMENT    OTHER   -----------------
                                                       X ($1000)    PRN AMT    PRN   CALL   DISCRETION   MANAGERS SOLE  SHARED NONE
JOHNSON & JOHNSON          SDCV             02261WAB5    11321       15860     PRN     P       SOLE        NONE     0      0   NONE
TIME WARNER                NOTE 12/0        02364JAC8    52565       83107     PRN     P       SOLE        NONE     0      0   NONE
AMERICAN INTL GROUP        DBCV 11/0        026874AP2    32970       48845     PRN     P       SOLE        NONE     0      0   NONE
AMGEN INC                  NOTE 3/0         031162AE0    14393       19175     PRN     P       SOLE        NONE     0      0   NONE
BERKSHIRE H.               CL A             84670108      653          7        SH             SOLE        NONE     0      0   NONE
BOEING                     COM              97023105      698        17000      SH             SOLE        NONE     0      0   NONE
BRISTOL-MYER               DBCV 9/1         110122AM0    12169       12000     PRN     P       SOLE        NONE     0      0   NONE
CSX CORP                   DBCV 10/3        126408GA5    3418        4075      PRN     P       SOLE        NONE     0      0   NONE
CENDANT                    COM              151313103     602        24700      SH             SOLE        NONE     0      0   NONE
CITIGROUP                  COM              172967101    1292        25000      SH             SOLE        NONE     0      0   NONE
COMCAST                    CLA              20030N101     144        5000       SH             SOLE        NONE     0      0   NONE
CORNING                    COM              219350105     112        10000      SH             SOLE        NONE     0      0   NONE
DEVON ENERGY-CHV           DEB 4.95 8/1     25179MAB9    4347        4185      PRN             SOLE        NONE     0      0   NONE
DIAMOND OFFSHORE DRILLING  SR DB CV 144A    25271CAD4    1939        2000      PRN     P       SOLE        NONE     0      0   NONE
DIAMOND OFFSHORE DRILLING  SUB DB CONV      25271CAE2    16650       17175     PRN     P       SOLE        NONE     0      0   NONE
WALT DISNEY                Note 2.125% 4/1  254687AU0    6551        5850      PRN     P       SOLE        NONE     0      0   NONE
DUKE ENERGY                NOTE 1.75% 5/1   264399EJ1    5168        4750      PRN     P       SOLE        NONE     0      0   NONE
DUPONT PHOTOMASK           Note 7/2         26613XAC5    8337        8415      PRN             SOLE        NONE     0      0   NONE
EOP OPERATING LP           Note 7.250%11/1  268766BR2    3490        3250      PRN             SOLE        NONE     0      0   NONE
ENTERCOM COMM              CL A             293639100     317        7000       SH             SOLE        NONE     0      0   NONE
FORD                       COM              345370860     556        41000      SH             SOLE        NONE     0      0   NONE
GENERAL MILLS              DBCV 10/2        370334AU8     816        1150      PRN     P       SOLE        NONE     0      0   NONE
GENERAL MOTORS (sh)        DEB SR CONV B    370442733    8816       345710      SH     P       SOLE        NONE     0      0   NONE
HCC INSURANCE              NOTE 1.30% 4/0   404132AB8    16210       14650     PRN     P       SOLE        NONE     0      0   NONE
HORACE MANN EDUCATORS      NOTE 1.75% 5/1   440327AG9     956        2000      PRN     P       SOLE        NONE     0      0   NONE
INTL PAPER                 DBCV 6/2         460146BM4    4631        8250      PRN     P       SOLE        NONE     0      0   NONE
RUSSELL 2000               COM              464287655     317        2700       SH             SOLE        NONE     0      0   NONE
LEGG MASON                 NOTE 6/0         524901AG0    6174        8400      PRN     P       SOLE        NONE     0      0   NONE
LIBERTY MEDIA              COM              530718105     290        26500      SH             SOLE        NONE     0      0   NONE
LOWES COMPANIES            NOTE 2/1         548661CF2    16814       18165     PRN     P       SOLE        NONE     0      0   NONE
MARSH MACLEN               COM              571748102    1921        41500      SH             SOLE        NONE     0      0   NONE
MATTEL                     COM              577081102     169        9152       SH             SOLE        NONE     0      0   NONE
MEDTRONIC INC              CONV DEB 144A    585055AA4    7938        7675      PRN     P       SOLE        NONE     0      0   NONE
MEDTRONIC INC              CONV DEB 144A    585055AB2    14423       13945     PRN     P       SOLE        NONE     0      0   NONE
MERCK                      COM              589331107     676        15300      SH             SOLE        NONE     0      0   NONE
MERRILL LYNCH              LYON ZERO        590188A65    19956       36120     PRN     P       SOLE        NONE     0      0   NONE
MERRILL 2032               FRNT 3/1         590188A73    5244        5000      PRN     R       SOLE        NONE     0      0   NONE
MERRILL-KR                 MTNF 1% 2/1      59018SZ23    4108        4175      PRN             SOLE        NONE     0      0   NONE
MILACRON INC               COM              598709103     38         11000      SH             SOLE        NONE     0      0   NONE
MOTOROLA                   COM              620076109     451        25600      SH             SOLE        NONE     0      0   NONE
NORTHROP                   COM              666807102     630        6400       SH             SOLE        NONE     0      0   NONE
PMI GROUP INC              DBCV 2.125% 6/0  69344MAE1    1102        1000      PRN     P       SOLE        NONE     0      0   NONE
PFIZER INC                 COM              717081103     175        5000       SH             SOLE        NONE     0      0   NONE
QWEST COMMUNICATIONS       COM              749121109     276        64000      SH             SOLE        NONE     0      0   NONE
RADIAN                     DBCV 2.125% 6/0  750236AF8    8729        8500      PRN     P       SOLE        NONE     0      0   NONE
RAYMOND JAMES              COM              754730109     189        7594       SH             SOLE        NONE     0      0   NONE
RITE AID                   COM              767754104     179        32925      SH             SOLE        NONE     0      0   NONE
SOLECTRON                  COM              834182107     86         15500      SH             SOLE        NONE     0      0   NONE
SUN MICROSYSTEMS           COM              866810104     71         17000      SH             SOLE        NONE     0      0   NONE
THERMO ELECTRON CORP       COM              883556102     311        11000      SH             SOLE        NONE     0      0   NONE
TIME WARNER                COM              887317105     514        30500      SH             SOLE        NONE     0      0   NONE
TRAVELERS (sh)             NT CV JR 2032    89420G307    21007      859200      SH             SOLE        NONE     0      0   NONE
TRI CONTINENTAL            COM              895436103     96         5606       SH             SOLE        NONE     0      0   NONE
TYCO                       COM              902124106     417        14550      SH             SOLE        NONE     0      0   NONE
VERIZON GLOBAL             NOTE 5/1         92344GAN6    96116      157245     PRN     P       SOLE        NONE     0      0   NONE
VERIZON GLOBAL             DB CV ZRO 144A   92344GAP1    2069        3385      PRN     P       SOLE        NONE     0      0   NONE
WACHOVIA CORP              COM              929903102     267        5675       SH             SOLE        NONE     0      0   NONE
WASTE MANAGEMENT           COM              94106L109     604        20000      SH             SOLE        NONE     0      0   NONE
XL CAPITAL                 DBCV 10/2        98372PAB4    32198       50113     PRN     P       SOLE        NONE     0      0   NONE
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